Northern Lights Fund Trust

PTA Comprehensive Alternatives Fund

Incorporated herein by reference is the definitive version of the supplement for PTA Comprehensive Alternatives Fund, filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on September 13, 2013 (SEC Accession No. 0000910472-13-003839).